11. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in valuation allowance	$ (218,000)	$ 757,600	$ 571,400
Canada Revenue Agency [Member]
Operating loss carry-forwards		$ 3,100,000
Operating loss carry-forwards beginning expiration year	Dec. 31, 2014
Canadian oil and gas dedication pools	$ 6,900,000